Consolidated Statments of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Product sales	$ 24,394	$ 22,282	$ 18,360	[1]
Less: royalties	(1,523)	(1,255)	(1,018)
Revenue	22,871	21,027	17,342
Expenses
Production	6,277	6,464	5,675	[1]
Transportation, blending and feedstock	4,699	4,189	3,529	[1]
Depletion, depreciation and amortization	5,546	5,161	5,186
Administration	344	325	319
Share-based compensation	223	(146)	134
Asset retirement obligation accretion	190	186	164
Interest and other financing expense	836	739	631
Risk management activities	77	(134)	35
Foreign exchange (gain) loss	(570)	827	(787)
Gain on acquisition, disposition and revaluation of properties	0	(452)	(379)
Loss (gain) from investments	293	346	(38)
Total expenses	17,915	17,505	14,469
Earnings before taxes	4,956	3,522	2,873
Current income tax expense (recovery)	434	374	(164)
Deferred income tax (recovery) expense	(894)	557	640
Net earnings	$ 5,416	$ 2,591	$ 2,397
Net earnings per common share
Basic earnings per share (in CAD per share)	$ 4.55	$ 2.13	$ 2.04
Diluted earnings per share (in CAD per share)	$ 4.54	$ 2.12	$ 2.03

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018.